Intangible assets, net (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)
Intangible assets, net
Balance	$ 2,960,002
Disposal of subsidiaries			$ (61)
Transfer of concession assets to the grantor	7,100	R$ 33.7
Balance	2,520,965		2,960,002
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Intangible assets, net
Reversal of previous impairment loss	103,800
Concession Assets
Intangible assets, net
Balance	2,948,362
Balance	2,508,415		2,948,362
Concession Assets | Brazil
Intangible assets, net
Intangible test of concession assets	688,700
Goodwill
Intangible assets, net
Balance	9,003
Balance	9,293		9,003
Patent, intellectual property rights and others
Intangible assets, net
Balance	2,637
Disposal of subsidiaries			(61)
Balance	3,257		2,637
Cost
Intangible assets, net
Balance	4,780,894		4,275,613
Disposal of subsidiaries			(95)
Acquisitions	151,837		155,783
Impairment	(102,838)		(111)
Disposals	(139,306)		(549)
Other	236		(570)
Transfers	(2,000)
Transfer of concession assets to the grantor			(7,956)
Transfer to property plant and equipment			(2)
Transfer from property plant and equipment	1,156
Translation differences and inflation adjustment	708,273		357,641
Balance	4,187,382		4,780,894
Cost | Concession Assets
Intangible assets, net
Balance	4,749,233		4,243,258
Acquisitions	150,616		155,051
Impairment	(102,838)		(111)
Disposals	(139,218)		(549)
Other	236		(570)
Transfers	(2,000)		55
Transfer of concession assets to the grantor			(7,956)
Transfer to property plant and equipment			(2)
Transfer from property plant and equipment	1,156
Translation differences and inflation adjustment	709,433		359,027
Balance	4,153,428		4,749,233
Cost | Goodwill
Intangible assets, net
Balance	9,003		9,543
Translation differences and inflation adjustment	290		(540)
Balance	9,293		9,003
Cost | Patent, intellectual property rights and others
Intangible assets, net
Balance	22,658		22,812
Disposal of subsidiaries			(95)
Acquisitions	1,221		732
Disposals	(88)
Transfers			(55)
Translation differences and inflation adjustment	870		(846)
Balance	24,661		22,658
Depreciation
Intangible assets, net
Balance	(1,820,892)		(1,532,642)
Depreciation of the year	139,270		(158,663)
Disposals	13,571		51
Transfer of concession assets to the grantor			(1,504)
Translation differences and inflation adjustment	(280,174)		(131,203)
Balance	(1,666,417)		(1,820,892)
Depreciation | Concession Assets
Intangible assets, net
Balance	(1,800,871)		(1,512,731)
Depreciation of the year	138,620		(157,522)
Disposals	13,554		51
Transfers			(4)
Transfer of concession assets to the grantor			(1,504)
Translation differences and inflation adjustment	(280,924)		(132,177)
Balance	(1,645,013)		(1,800,871)
Depreciation | Patent, intellectual property rights and others
Intangible assets, net
Balance	(20,021)		(19,911)
Depreciation of the year	650		(1,141)
Disposals	17
Transfers			4
Translation differences and inflation adjustment	750		974
Balance	$ (21,404)		$ (20,021)